CAPITAL COMMITMENTS (Details) (USD $)									0 Months Ended
	Dec. 31, 2011 Vessels	Apr. 27, 2012 Subsequent event	Dec. 31, 2011 LNG carrier contracts	Dec. 31, 2011 LNG carrier Vessels	Feb. 29, 2012 LNG carrier Subsequent event Vessels	Dec. 31, 2011 FSRU contracts	Dec. 31, 2011 FSRU Vessels	Dec. 31, 2011 FSRU retrofitting	Dec. 31, 2010 Newbuildings	Dec. 31, 2011 Newbuildings
Purchase Obligation, Fiscal Year Maturity [Abstract]
Purchase Obligation, due in next twelve months								$ 81,070,000		$ 153,245,000
Purchase obligation, Due in second year										925,730,000
Purchase obligation, due in third year										615,355,000
Purchase obligation										1,694,330,000
Number of vessels contracted for construction	9		7	7	4	2	2
Number of vessels contracted for construction, due in second year	5
Number of vessels contracted for construction, due in third year	4				3	2	2
Long-term purchase commitment amount									1,900,000,000
Long-term purchase commitment, amount outstanding										1,700,000,000
Value of additional facilities required to meet commitments		$ 2,400,000,000